Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities
Cash generated from operations	¥ 93,882	$ 13,655	¥ 91,519	¥ 81,168
Interest received	1,688	245	807	335
Interest paid	(2,457)	(357)	(6,293)	(4,938)
Income tax paid	(726)	(106)	(979)	(1,972)
Net cash inflow from operating activities	92,387	13,437	85,054	74,593
Cash flows from investing activities
Purchase of property, plant and equipment	(52,176)	(7,589)	(61,489)	(98,293)
Proceeds from disposal of Tower Assets and other property, plant and equipment	1,090	159	22,121	6,390
Dividend received from financial assets at fair value through other comprehensive income	203	30	167	357
Investment income received from financial assets at fair value through profit and loss	36	5
Proceeds from disposal of financial assets at fair value through profit and loss			60	68
Dividends received from associates	20	3	10
Decrease /(Increase) in short-term bank deposits and restricted deposits	3,094	450	(3,094)	2
Purchase of other assets	(4,590)	(668)	(4,204)	(4,092)
Acquisition of financial assets at fair value through profit and loss	(585)	(85)	(74)	(51)
Acquisition of financial assets at fair value through other comprehensive income			(8)	(18)
Acquisition of interest in associates	(67)	(10)	(5)	(48)
Acquisition of interest in joint ventures	(1,000)	(145)	(620)	(64)
Net cash outflow from investing activities	(61,179)	(8,898)	(47,336)	(95,749)
Cash flows from financing activities
Proceeds from share issued			74,954
Capital contributions from non-controlling interests	7	1		270
Proceeds from commercial papers			26,941	59,880
Proceeds from short-term bank loans	53,306	7,753	117,571	142,567
Proceeds from long-term bank loans			1,549	3,307
Loans from ultimate holding company			5,237
Loans from related parties	3,090	449	535
Proceeds from corporate bonds				17,965
Repayment of commercial papers	(9,000)	(1,309)	(54,000)	(44,000)
Repayment of short-term bank loans	(60,730)	(8,833)	(172,065)	(149,425)
Repayment of long-term bank loans	(435)	(63)	(2,686)	(84)
Repayment of related party loan	(475)	(69)	(60)
Repayment of ultimate holding company loan	(1,344)	(195)	(3,893)	(1,344)
Repayment of finance lease	(493)	(72)	(695)	(406)
Repayment of promissory notes	(18,000)	(2,618)	(19,000)	(2,500)
Repayment of corporate bonds			(2,000)
Payment of issuing expense for promissory notes	(67)	(10)	(82)	(102)
Dividends paid to equity shareholders of the Company	(1,591)	(231)		(4,071)
Net deposits/(withdrawal) with/from Finance Company	2,354	342	(100)	2,397
Increase in statutory reserve deposits placed by Finance Company	(680)	(99)	(620)	(1,577)
Net cash inflow/(outflow) from financing activities	(34,058)	(4,954)	(28,414)	22,877
Net increase/(decrease) in cash and cash equivalents	(2,850)	(415)	9,304	1,721
Cash and cash equivalents at beginning of year	32,836	4,776	23,633	21,755
Effect of changes in foreign exchange rate	74	11	(101)	157
Cash and cash equivalents at end of year	30,060	4,372	32,836	23,633
Analysis of the balances of cash and cash equivalents:
Cash balances	1		3	1
Bank balances	30,059	4,372	32,833	23,632
Cash and cash equivalents at end of year	30,060	4,372	32,836	23,633
Income before taxation	13,081	1,903	2,593	784
Adjustments for:
Depreciation and amortization	75,777	11,021	77,492	76,805
Interest income	(1,712)	(249)	(1,647)	(1,160)
Finance costs	1,676	244	5,363	4,832
Loss on disposal of property, plant and equipment	4,148	603	3,489	355
Credit loss allowance and write-down of inventories	3,846	560	3,955	4,173
Dividend from financial assets at fair value through other comprehensive income	(203)	(30)	(206)	(357)
Investment income from financial assets at fair value through profit and loss	(36)	(5)
Share of net profit of associates	(2,477)	(360)	(893)	(204)
Share of net profit of joint ventures	(598)	(87)	(574)	(153)
Expenses for restricted shares of A Share Company granted to the Group's employees	614	89
Other investment gain	(31)	(5)	(19)	(9)
Changes in working capital:
Increase in accounts receivable	(4,887)	(711)	(3,667)	(2,664)
Decrease in contract assets	1,150	167
Increase in contract costs	(3,001)	(436)
Decrease/(Increase) in inventories and consumables	(385)	(56)	81	1,354
Decrease / (Increase) in short-term bank deposits and restricted deposits	(581)	(85)	(58)	23
(Increase) / Decrease in other assets	1,584	230	(2,034)	(4,763)
Decrease in prepayments and other current assets	60	9	166	4,171
Increase in amounts due from ultimate holding company	(20)	(3)	(39)
(Increase) / Decrease in amounts due from related parties	2,339	340	112	(3,302)
(Increase) / Decrease in amounts due from domestic carriers	871	127	(775)	(1,914)
(Decrease) / Increase in accounts payable and accrued liabilities	6,591	959	5,752	(835)
(Decrease) / Increase in taxes payable	33	5	362	(1,176)
(Decrease) / Increase in advances from customers	45	7	2,255	(1,329)
Decrease in contract liabilities	(4,322)	(629)
Increase in deferred revenue	1,474	214	365	395
Increase in other obligations	68	10	45	69
Increase /(Decrease) in amounts due to ultimate holding company	40	6	(203)	73
Increase/(Decrease) in amounts due to related parties	(868)	(126)	(945)	5,311
Increase/(Decrease) in amounts due to domestic carriers	(394)	(57)	549	689
Cash generated from operations	93,882	13,655	91,519	¥ 81,168
China United Network Communications Group Company Limited and its subsidiaries [member]
Cash flows from investing activities
Lending by Unicom Group Finance Company Limited ("Finance Company")	(13,558)	(1,972)	(700)
Repayment of loan lent by Finance Company	6,354	$ 924	500
Cash flows from financing activities
Net deposits/(withdrawal) with/from Finance Company	¥ 2,354		¥ (112)